Employee Benefits (Details) - Schedule of employee welfare benefits expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) [1]	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) [1]	Dec. 31, 2021 USD ($)
Employee Benefits (Details) - Schedule of employee welfare benefits expenses [Line Items]
Contributions to medical and pension schemes | ¥	¥ 21,095	¥ 20,842		¥ 17,143
Other employee benefits | ¥	6,726	7,227		5,857
Total | ¥	¥ 27,821	¥ 28,069		¥ 23,000
As Previously Reported [Member]
Employee Benefits (Details) - Schedule of employee welfare benefits expenses [Line Items]
Contributions to medical and pension schemes			$ 10,376		$ 8,612
Other employee benefits			1,990		1,452
Total			12,366		10,064
Adjustment [Member]
Employee Benefits (Details) - Schedule of employee welfare benefits expenses [Line Items]
Contributions to medical and pension schemes			10,466		8,531
Other employee benefits			5,237		4,405
Total			15,703		12,936
As Revised [Member]
Employee Benefits (Details) - Schedule of employee welfare benefits expenses [Line Items]
Contributions to medical and pension schemes			20,842		17,143
Other employee benefits			7,227		5,857
Total			$ 28,069		$ 23,000

[1]	The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the years ended December 31, 2021 and 2022 have been revised to correct for a formula error in the preparation of this disclosure. The errors in 2021 and 2022 were disclosure only and did not have any impact to the previously reported consolidated results of operations, financial position, or cash flows.